SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-43529)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 44	[X]
and
REGISTRATION STATEMENT (No. 811-06440)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 44	[X]

Fidelity Aberdeen Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(X)	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 44 to Fidelity Aberdeen Street Trust's Registration Statement on Form N-1A is to file Exhibit (b). The prospectuses and statements of additional information (SAIs) for this Post-Effective Amendment No. 44 are identical to those filed in Post-Effective Amendment No. 42, and the prospectuses and SAIs are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 42. This is not intended to affect Post-Effective Amendment No. 43.

Fidelity Aberdeen Street Trust

Post-Effective Amendment No. 44

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Trust Instrument, dated September 18, 2003, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 34.

(b) Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust's (File No. 002-77909) Post-Effective Amendment No. 62.

(c) Not applicable.

(d) (1) Management Contract, dated July 20, 2000, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Strategic Advisers, Inc., incorporated herein by reference to Exhibit d(1) of Post-Effective Amendment No. 26.

(2) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 18.

(3) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 18.

(4) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 18.

(5) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 18.

(6) Management Contract, dated July 18, 1996, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 18.

(7) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 31.

(8) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 31.

(9) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 31.

(10) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 31.

(11) Management Contract, dated July 1, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 31.

(12) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 34.

(13) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 34.

(14) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 34.

(15) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 34.

(16) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 34.

(17) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 34.

(18) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 34.

(19) Management Contract, dated September 18, 2003, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 34.

(20) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2045 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 40.

(21) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2050 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No 40.

(22) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2045 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40.

(23) Management Contract, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2050 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40.

(24) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K Income Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 43.

(25) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2000 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 43.

(26) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2005 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 43.

(27) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2010 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 43.

(28) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2015 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 43.

(29) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2020 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 43.

(30) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2025 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 43.

(31) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2030 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 43.

(32) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2035 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 43.

(33) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2040 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 43.

(34) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2045 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 43.

(35) Form of Management Contract, between the Registrant, on behalf of Fidelity Freedom K 2050 Fund, and Strategic Advisers, Inc. is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 43.

(36) Administration Agreement, dated July 20, 2000, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 26.

(37) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 18.

(38) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 18.

(39) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 18.

(40) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 18.

(41) Administration Agreement, dated July 18, 1996, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 18.

(42) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom Income Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 31.

(43) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 31.

(44) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 31.

(45) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 31.

(46) Administration Agreement, dated July 1, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 31.

(47) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 34.

(48) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 34.

(49) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 34.

(50) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 34.

(51) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 34.

(52) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 34.

(53) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 34.

(54) Administration Agreement, dated September 18, 2003, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 34.

(55) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2045 Fund is incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 40.

(56) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2050 Fund is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 40.

(57) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2045 Fund is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 40.

(58) Administration Agreement, dated April 20, 2006, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 40.

(59) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 38.

(60) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 38.

(61) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 38.

(62) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 38.

(63) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 38.

(64) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 38.

(65) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 38.

(66) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 38.

(67) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 38.

(68) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 38.

(69) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(57) of Post-Effective Amendment No. 38.

(70) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(58) of Post-Effective Amendment No. 38.

(71) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 38.

(72) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 38.

(73) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 38.

(74) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(62) of Post-Effective Amendment No. 38.

(75) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 38.

(76) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(64) of Post-Effective Amendment No. 38.

(77) Amendment to Management Contract, dated May 19, 2005, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Strategic Advisers, Inc., is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 38.

(78) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit (d)(66) of Post-Effective Amendment No. 38.

(79) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 38.

(80) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(68) of Post-Effective Amendment No. 38.

(81) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 38.

(82) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(70) of Post-Effective Amendment No. 38.

(83) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 38.

(84) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(72) of Post-Effective Amendment No. 38.

(85) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 38.

(86) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(74) of Post-Effective Amendment No. 38.

(87) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 38.

(88) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom Income Fund is incorporated herein by reference to Exhibit (d)(76) of Post-Effective Amendment No. 38.

(89) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2005 Fund is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 38.

(90) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2010 Fund is incorporated herein by reference to Exhibit (d)(78) of Post-Effective Amendment No. 38.

(91) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2015 Fund is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 38.

(92) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2020 Fund is incorporated herein by reference to Exhibit (d)(80) of Post-Effective Amendment No. 38.

(93) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2025 Fund is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 38.

(94) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2030 Fund is incorporated herein by reference to Exhibit (d)(82) of Post-Effective Amendment No. 38.

(95) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2035 Fund is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 38.

(96) Amendment to Administration Agreement, dated May 19, 2005, between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (d)(84) of Post-Effective Amendment No. 38.

(97) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom K Income Fund is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 43.

(98) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2000 K Fund is incorporated herein by reference to Exhibit (d)(98) of Post-Effective Amendment No. 43.

(99) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2005 K Fund incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment No. 43.

(100) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2010 K Fund incorporated herein by reference to Exhibit (d)(100) of Post-Effective Amendment No. 43.

(101) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2015 K Fund is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 43.

(102) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2020 K Fund is incorporated herein by reference to Exhibit (d)(102) of Post-Effective Amendment No. 43.

(103) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2025 K Fund is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 43.

(104) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2030 K Fund is incorporated herein by reference to Exhibit (d)(104) of Post-Effective Amendment No. 43.

(105) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2035 K Fund is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 43.

(106) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2040 K Fund is incorporated herein by reference to Exhibit (d)(106) of Post-Effective Amendment No. 43.

(107) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2045 K Fund is incorporated herein by reference to Exhibit (d)(107) of Post-Effective Amendment No. 43.

(108) Form of Administration Agreement between Strategic Advisers, Inc. and Fidelity Management & Research Company for Fidelity Freedom 2050 K Fund is incorporated herein by reference to Exhibit (d)(108) of Post-Effective Amendment No. 43.

(e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom Income Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 41.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2000 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 41.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2005 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 41.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2010 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 41.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2015 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 41.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2020 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 41.

(7) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2025 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 41.

(8) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2030 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 41.

(9) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2035 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 41.

(10) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Freedom 2040 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 41.

(11) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2045 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 41.

(12) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Freedom 2050 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 41.

(13) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom Income Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 41.

(14) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2005 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 41.

(15) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2010 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 41.

(16) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2015 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 41.

(17) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2020 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 41.

(18) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2025 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 41.

(19) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2030 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 41.

(20) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2035 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 41.

(21) Amended and Restated General Distribution Agreement, dated May 1, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2040 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 41.

(22) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2045 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 41.

(23) General Distribution Agreement, dated April 20, 2006, between the Registrant, on behalf of Fidelity Advisor Freedom 2050 Fund, and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 41.

(24) Form of General Distribution Agreement between Fidelity Freedom K Income Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 43.

(25) Form of General Distribution Agreement between Fidelity Freedom K 2000 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 43.

(26) Form of General Distribution Agreement between Fidelity Freedom K 2005 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 43.

(27) Form of General Distribution Agreement between Fidelity Freedom K 2010 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 43.

(28) Form of General Distribution Agreement between Fidelity Freedom K 2015 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 43.

(29) Form of General Distribution Agreement between Fidelity Freedom K 2020 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 43.

(30) Form of General Distribution Agreement between Fidelity Freedom K 2025 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 43.

(31) Form of General Distribution Agreement between Fidelity Freedom K 2030 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 43.

(32) Form of General Distribution Agreement between Fidelity Freedom K 2035 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 43.

(33) Form of General Distribution Agreement between Fidelity Freedom K 2040 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 43.

(34) Form of General Distribution Agreement between Fidelity Freedom K 2045 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 43.

(35) Form of General Distribution Agreement between Fidelity Freedom K 2050 Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 43.

(36) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 40.

(37) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 40.

(38) Form of Bank Agency Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 40.

(f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through August 1, 2008 is incorporated herein by reference to Exhibit (f) of Fidelity Hastings Street Trust's (File No. 811-00215) Post-Effective Amendment No. 121.

(g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV's (File No. 002-83672) Post-Effective Amendment No. 88.

(2) Appendix A, dated October 2, 2008, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 116.

(3) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom Income Fund, Fidelity Freedom 2000 Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, and Fidelity Advisor Freedom 2040 Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 42.

(4) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(5) Appendix A, dated March 25, 2008, to the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(5) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 42.

(6) Appendix B, dated February 8, 2008, to the Custodian Agreement, dated January 1, 2007, between Mellon Bank, N.A. and Fidelity Aberdeen Street Trust on behalf of Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (g)(6) of Fidelity Aberdeen Street Trust's (File No. 033-43529) Post-Effective Amendment No. 42.

(7) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(8) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Fidelity Aberdeen Street Trust on behalf of the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(9) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(10) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(11) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(12) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Aberdeen Street Trust on behalf of the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(13) Schedule A-1, Part I and Part IV dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 122.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2040 Fund is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 26.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2030 Fund is incorporated herein by reference to Exhibit m(1) of Post-Effective Amendment No. 22.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2020 Fund is incorporated herein by reference to Exhibit m(2) of Post-Effective Amendment No. 22.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2010 Fund is incorporated herein by reference to Exhibit m(3) of Post-Effective Amendment No. 22.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2000 Fund is incorporated herein by reference to Exhibit m(4) of Post-Effective Amendment No. 22.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom Income Fund is incorporated herein by reference to Exhibit m(5) of Post-Effective Amendment No. 22.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class A is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class T is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 36.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class B is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 31.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Class C is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 31.

(11) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom Income Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 31.

(12) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class A is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 36.

(13) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class T is incorporated herein by reference to Exhibit (m)(13) of Post-Effective Amendment No. 36.

(14) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class B is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 31.

(15) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Class C is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 31.

(16) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2010 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 31.

(17) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class A is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 36.

(18) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class T is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 36.

(19) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class B is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 31.

(20) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Class C is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 31.

(21) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2020 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 31.

(22) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class A is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 36.

(23) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class T is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 36.

(24) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class B is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 31.

(25) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Class C is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 31.

(26) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2030 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(26) of Post-Effective Amendment No. 31.

(27) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class A is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 36.

(28) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class T is incorporated herein by reference to Exhibit (m)(28) of Post-Effective Amendment No. 36.

(29) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class B is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 31.

(30) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Class C is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 31.

(31) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2040 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 31.

(32) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class A is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 36.

(33) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class T is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 36.

(34) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class B is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 34.

(35) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Class C is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 34.

(36) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2005 Fund: Institutional Class incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 34.

(37) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class A is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 36.

(38) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class T is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 36.

(39) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class B is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 34.

(40) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 34.

(41) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2015 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 34.

(42) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class A is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 36.

(43) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class T is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 36.

(44) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class B is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 34.

(45) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Class C is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 34.

(46) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2025 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 34.

(47) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class A is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 36.

(48) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class T is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 36.

(49) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class B is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 34.

(50) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Class C is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 34.

(51) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2035 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 34.

(52) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2005 Fund is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 34.

(53) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2015 Fund is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 34.

(54) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2025 Fund is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 34.

(55) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2035 Fund is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 34.

(56) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2045 Fund is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 40.

(57) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom 2050 Fund is incorporated herein by reference to Exhibit (m)(57) of Post-Effective Amendment No. 40.

(58) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class A is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 40.

(59) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class T is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 40.

(60) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class B is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 40.

(61) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Class C is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 41.

(62) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2045 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 40.

(63) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class A is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 40.

(64) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class T is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 40.

(65) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class B is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 40.

(66) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Class C is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 41.

(67) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Freedom 2050 Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 40.

(68) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K Income Fund is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 43.

(69) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2000 Fund is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 43.

(70) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2005 Fund is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 43.

(71) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2010 Fund is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 43.

(72) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2015 Fund is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 43.

(73) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2020 Fund is incorporated herein by reference to Exhibit (m)(73) of Post-Effective Amendment No. 43.

(74) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2025 Fund is incorporated herein by reference to Exhibit (m)(74) of Post-Effective Amendment No. 43.

(75) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2030 Fund is incorporated herein by reference to Exhibit (m)(75) of Post-Effective Amendment No. 43.

(76) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2035 Fund is incorporated herein by reference to Exhibit (m)(76) of Post-Effective Amendment No. 43.

(77) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2040 Fund is incorporated herein by reference to Exhibit (m)(77) of Post-Effective Amendment No. 43.

(78) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2045 Fund is incorporated herein by reference to Exhibit (m)(78) of Post-Effective Amendment No. 43.

(79) From of Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Freedom K 2050 Fund is incorporated herein by reference to Exhibit (m)(79) of Post-Effective Amendment No. 43.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated April 17, 2008, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 104.

(2) Schedule 1, dated April 17, 2008, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated April 17, 2008, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 104.

(p) Code of Ethics, dated February 2009, adopted by each fund and Fidelity Management & Research Company, Strategic Advisers, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Investment Trust's (File No. 811-04008) Post-Effective Amendment No. 112.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and Fidelity Distributors Corporation (FDC) (2008); Secretary of Fidelity Management & Research (Japan) Inc. (FMR Japan), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

James C. Curvey	Director of FMR and FMRC (2007); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

John J. Remondi	Director of FMR and FMRC (2007); Director (2006), Chief Administrative Officer and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer of FMR LLC (2007).

Dwight D. Churchill	Previously served as Executive Vice President of FMR, FMRC and FIMM (2008).

Walter C. Donovan	Previously served as President of FMR and FMRC (2008) and Executive Vice President of FIMM, FMR and FMRC (2008).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), Strategic Advisers, Inc. (2005), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(2) STRATEGIC ADVISERS, INC.

Strategic Advisers, Inc. serves as investment adviser to the funds and provides investment supervisory services to individuals, banks, thrifts, pension and profit sharing plans, trusts, estates, charitable organizations, corporations, and other business organizations, and provides a variety of publications on investment and personal finance. The directors and officers of Strategic Advisers have held, during the past two fiscal years, the following positions of a substantial nature.

Steven P. Akin	Previously served as Director of Strategic Advisers, Inc. and President and Director of FDC (2008).

Mary Brady

Assistant Secretary of FMR, FMRC, FMR LLC, and FDC (2008); Secretary of FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, and Strategic Advisers, Inc. (2008).

Wilfred Chilangwa	Director and Vice President of Strategic Advisers, Inc. (2008).

James Cracraft	Senior Vice President of Strategic Advisers, Inc. (2008).

William Ebsworth	Director and Chief Investment Officer of Strategic Advisers, Inc. (2008); Previously served as Senior Vice President of Strategic Advisers, Inc. (2008).

Howard Galligan

Director and Chief Operating Officer of Strategic Advisers, Inc. (2008); Previously served as Senior Vice President of Strategic Advisers, Inc. (2008) and Vice President of Strategic Advisers, Inc. (2006).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Joseph A. Hanlon	Compliance Officer of Strategic Advisers, Inc. (2009_

Patricia Hurley	Senior Vice President of Strategic Advisers, Inc.

Scott B. Kuldell	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2008).

Robert B. MacDonald	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2008).

Jeffrey Mitchell	Senior Vice President of Strategic Advisers, Inc. (2008).

Charles L. Nickerson	Senior Vice President of Strategic Advisers, Inc. (2008).

Gregory Pappas	Vice President of Strategic Advisers, Inc. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Jeffrey P. Resnik	Senior Vice President of Strategic Advisers, Inc. (2009)

Roger T. Servison	Director of Strategic Advisers, Inc.

Alan Scheuer	Treasurer of Strategic Advisers, Inc. (2006); Chief Financial Officer (2007), Executive Vice President (2007), and Treasurer (2006) of FMR LLC.

Robert Slotpole	Senior Vice President of Strategic Advisers, Inc. (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Nicholas E. Steck

Senior Vice President of FRAC and FIMM (2008); Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM (2006), FMR H.K. (2008), FMR Japan (2008), and FMR LLC (2002); Previously served as Vice President of FMR (2006); Senior Vice President of FMR (2006) and Strategic Advisers, Inc. (2005).

Michele A. Stecyk	Vice President of Strategic Advisers, Inc.

Geoff Stein	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Susan Sturdy	Previously served as Assistant Secretary of FMR, FMRC, and FDC and Secretary of FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Secretary of FMR LLC (2006).

Robert Vick	Senior Vice President of Strategic Advisers, Inc. (2008); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Erica Von Ahnen	Senior Vice President of Strategic Advisers, Inc. (2006).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

Jonathan F. Weed	Senior Vice President of Strategic Advisers, Inc. (2006); Previously served as Vice President of Strategic Advisers, Inc. (2006).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
82 Devonshire Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 66, 99 Queen's Road Central
Hong Kong, Hong Kong, SAR

Fidelity Management & Research (Japan) (FMR Japan)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
82 Devonshire Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
82 Devonshire Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
82 Devonshire Street
Boston, MA 02109

FIL Investment Advisors (FIIA)
Pembroke Hall
42 Crow Lane
Pembroke, Bermuda HM 19

FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR LLC
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Thomas G. Coogan	Director and President (2009)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jane Greene	Treasurer and Controller	None
Craig Huntley	Executive Vice President (2006)	None
Rodger A. Lawson	Director	None
William F. Loehning	Executive Vice President (2003)	None
John McGinty	Senior Vice President, Secretary and Chief Legal Officer	None
Mary Brady	Assistant Secretary (2008)	None
Peter D. Stahl	Assistant Secretary (2008)	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, The Bank of New York, 110 Washington Street, New York, NY; Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Advisor Freedom 2045 Fund, and Fidelity Advisor Freedom 2050 Fund in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 1st day of May 2009.

Fidelity Aberdeen Street Trust
	By	/s/John R. Hebble
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		John R. Hebble, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/John R. Hebble		President and Treasurer	May 1, 2009
John R. Hebble		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	May 1, 2009
Christine Reynolds		(Principal Financial Officer)

/s/Edward C. Johnson 3d	†	Trustee	May 1, 2009
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	May 1, 2009
James C. Curvey

/s/Albert R. Gamper	*	Trustee	May 1, 2009
Albert R. Gamper

/s/Arthur E. Johnson	*	Trustee	May 1, 2009
Arthur E. Johnson

/s/James H. Keyes	*	Trustee	May 1, 2009
James H. Keyes

/s/Marie L. Knowles	*	Trustee	May 1, 2009
Marie L. Knowles

/s/Kenneth L. Wolfe	*	Trustee	May 1, 2009
Kenneth L. Wolfe

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated February 1, 2009 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director or Trustee, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Newbury Street Trust

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director or Trustee, (collectively, the "Funds"), hereby revoke all previous powers of attorney I have given to sign and otherwise act in my name and behalf in matters involving the Funds and hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2007.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	April 1, 2007
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 1, 2009.

WITNESS our hands on this first day of February 2009.

/s/James C. Curvey	/s/James H. Keyes
James C. Curvey	James H. Keyes
/s/Albert R. Gamper	/s/Marie L. Knowles
Albert R. Gamper	Marie L. Knowles
/s/Arthur E. Johnson	/s/Kenneth L. Wolfe
Arthur E. Johnson	Kenneth L. Wolfe
/s/Michael E. Kenneally
Michael E. Kenneally